Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Shareholders' Equity
Cash/Payable Dividends (in dollars per share)	$ 1.26	$ 1.20	$ 1.15
Purchase of treasury stock (in shares)	112,567	1,299,344	17,984